Condensed Consolidated Balance Sheet (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	1,000	1,000
Ordinary shares, issued	1,000	1,000
Ordinary shares, outstanding	1,000	1,000
Breeze Holdings Acquisition Corp.
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, issued	3,140,000	3,140,000	3,140,000
Ordinary shares, outstanding	3,140,000	3,140,000	3,140,000
Common stock subject to possible redemption, shares at redemption value	224,413	893,712	1,159,276
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding